Fair Value Measurement - Roll-Forward of the Consolidated Condensed Statement of Financial Condition Items (Detail) - Other Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning balance	$ 1,817	$ 1,865
Change in unrealized gains included in other comprehensive income for assets and liabilities still held at December 31,	(149)	(65)
Recovery of prior impairment charge	17	17
Fair value, Ending balance	$ 1,685	$ 1,817